Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Significant Accounting Policies
3	Summary of significant accounting policies
The principal accounting policies applied in the preparation of the consolidated financial statements are set out below. These policies have been consistently applied to all the years presented unless otherwise stated.

3.1	Basis of preparation
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”). The consolidated financial statements have been prepared under the historical cost convention, as modified by the revaluation of financial assets and liabilities (including derivative instruments) at fair value through profit or loss, which are carried at fair value.
The preparation of the consolidated financial statements in conformity with IFRSs requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 5 below.
New and amended standards and interpretations adopted by the Group
The Group has applied the following standards and amendments for the first time for its annual reporting period commencing January 1, 2020:

•	Definition of Material – amendments to IAS 1 and IAS 8

•	Definition of a Business – amendments to IFRS 3

•	Interest Rate Benchmark Reform – amendments to IFRS 9, IAS 39 and IFRS 7

•	Revised Conceptual Framework for Financial Reporting
The adoption of amendments listed above did not have any impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.

New and amended standards and interpretations not yet adopted by the Group
Certain new accounting standards and interpretations have been published that are not mandatory for 31, December 2020 reporting periods and have not been early adopted by the Group.

Effective for the annual periods beginning on or after
Phase II amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	Interest rate benchmark (IBOR) reform	January 1, 2021
Amendments to IAS 37	Onerous Contracts – Cost of Fulfilling a Contract	January 1, 2022
Amendments to IFRS 3	Reference to the Conceptual Framework	January 1, 2022
Amendments to IFRS 10 and IAS 28	Sale or contribution of assets between an investor and its associate or joint venture	To be determined.
IFRS 17	Insurance contracts	January 1, 2023
Amendments to IAS 16	Property, Plant and Equipment: Proceeds before intended use	January 1, 2022
Amendments to IAS 1	Classification of Liabilities as Current or Non-current	January 1, 2023
The Group does not expect that adoption of these standards will have a significant impact on the Group’s financial position or performance.

3.2	Principles of consolidation and equity accounting

3.2.1	Subsidiaries
Subsidiaries are all entities (including consolidated structured entities as stated in Note 2 above) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
The acquisition method of accounting is used to account for business combinations by the Group (refer to Note 3.4).
Intra-group transactions, balances and unreleased gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred assets. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
Non-controlling
interests in the results and equity of subsidiaries are shown separately in the consolidated statements of comprehensive income, consolidated statement of changes in equity and consolidated balance sheet, respectively.

3.2.2	Associates
An associate is an entity over which the Group has significant influence but not control, generally accompanying a shareholding of between 20% and 50% of the voting rights. Significant influence could be demonstrated for an investment of less than 20%, for example, by representation on the board of directors or equivalent governing body of the investee.
Investments in associates are accounted for using the equity method of accounting. Under the equity method, the investment is initially recognized at cost, and the carrying amount is increased or decreased to recognize the investor’s share of the profit or loss of the investee after the date of acquisition. The Group’s investments in associates include goodwill identified on acquisition, net of any accumulated impairment loss. Upon the acquisition of the ownership interest in an associate, any difference between the cost of the associate and the Group’s share of the net fair value of the associate’s identifiable assets and liabilities is accounted for as goodwill.
If the ownership interest in an associate is reduced but significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income is reclassified to profit or loss where appropriate.
The Group’s share of post-acquisition profit or loss is recognized in the statement of profit or loss, and its share of post-acquisition movements in other comprehensive income is recognized in other comprehensive income or loss. The cumulative post-acquisition movements are adjusted against the carrying amount of the investment. When the Group’s share of losses in an associate equals or exceeds its interest in the associate, including any other unsecured receivables, the Group does not recognize further losses, unless it has incurred legal or constructive obligations or made payments on behalf of the associate.
The Group determines at each reporting date whether there is any objective evidence that the investment in the associate is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the amount adjacent to ‘share of profit of investments accounted for using equity method’ in the consolidated statement of comprehensive income.
Profits and losses resulting from upstream and downstream transactions between the Group and its associates are recognized in the Group’s financial statements only to the extent of unrelated investor’s interests in the associates. Unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of associates have been changed where necessary to ensure consistency with the policies adopted by the Group.
Gain or losses on dilution of equity interest in associates are recognized in the consolidated statement of comprehensive income.

3.3	Structured entities
A structured entity is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when any voting rights relate to administrative tasks only, and the relevant activities are directly by means of contractual or related arrangements.
The Group determines whether it is an agent or principal in relation to those structured entities in which the Group acts as an asset manager based on management’s judgement. If an assets manager is an agent, it acts primarily on behalf of others and so does not control the structured entity. It may be the principal if it acts primarily for itself, and therefore controls the structured entity.
With respect to the Consolidated Affiliated Entities, the Group acts as a principal and the determination of the consolidation of the Consolidated Affiliated Entities is set out in Note 2. The unconsolidated structured entities in which the Group has exposure to is set out in Note 4.3.

3.4	Business combination
The Group applies the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.
The Group recognizes any
non-controlling
interest in the acquiree on an
acquisition-by-acquisition
basis.
Non-controlling
interests in the acquiree that are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation are measured at either fair value or the present ownership interests’ proportionate share in the recognized amounts of the acquirer’s identifiable net assets. All other components of non-controlling
interests are measured at their acquisition date fair value, unless another measurement basis is required by IFRS.
Acquisition-related costs are expensed as incurred.
If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is re-measured
to fair value at the acquisition date; any gains or losses arising from such re-measurement
are recognized in profit or loss.

Any contingent consideration to be transferred by the Group is recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration that is deemed to be an asset or liability is recognized in profit or loss. Contingent consideration that is classified as equity is not remeasured, and its subsequent settlement is accounted for within equity.
The excess of the consideration transferred, the amount of any non-controlling
interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If the total of consideration transferred, non-controlling
interest recognized and previously held interest measured is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognized directly in the consolidated statement of comprehensive income.

3.5	Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker, who is responsible for allocation of resources and assessing performance of the operating segments and make strategic decisions. The Group’s chief operating decision makers have been identified as the executive directors of the Company, who review the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole.
For the purpose of internal reporting and management’s operation review, the chief operating decision makers and management personnel do not segregate the Group’s business by product or service lines. Hence, the Group has only one operating segment. In addition, the Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s assets and liabilities are substantially located in the PRC, substantially all revenues are earned and substantially all expenses are incurred in the PRC, accordingly, no geographical segments are presented.

3.6	Foreign currency translation

(i)	Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The functional currency of the Company and the major overseas-incorporated subsidiaries is United States dollar (“USD”). RMB is the functional currency of the subsidiaries in the PRC. As the major operations of the Group are within the PRC, the Group determined to present its consolidated financial statement in RMB (unless otherwise stated).

(ii)	Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates, are generally recognized in consolidated statements of comprehensive income.

Foreign exchange gains and losses that relate to borrowings are presented in the consolidated statements of comprehensive income, within finance costs. All other foreign exchange gains and losses are presented in the consolidated statements of comprehensive income on a net basis within other gains/ (losses).
Non-monetary
items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary
assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss, and translation differences on non-monetary
assets such as equities classified as of fair value through other comprehensive income are recognized in other comprehensive income.

(iii)	Group companies
The results and financial position of all foreign operations (none of which has the currency of a hyper- inflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet,

•
income and expenses for each statement of profit or loss and statement of comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and

•	all resulting exchange differences are recognized in other comprehensive income.

3.7	Cash and cash equivalents
For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

3.8	Financial assets

(i)	Recognition
The Group shall recognize a financial asset or a financial liability in its statement of financial position when, and only when, it becomes a party to the contractual provisions of the instrument.
At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are incremental and directly attributable to the acquisition or issue of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.

(ii)	Classification and Measurement
The Group classifies its financial assets in the following measurement categories, which depends on the Group’s business model for managing the financial assets and the contractual terms of the cash flows:

•	those to be measured at amortized cost (“AC”);

•	those to be measured at fair value through other comprehensive income (“FVOCI”); or

•	those to be measured at fair value through profit or loss (“FVPL”).
The Group determines the classification of debt investments according to its business model and the contractual cash flow characteristics of the financial assets. The investments shall be classified as FVPL if the cash flows cannot pass solely payments of principal and interest on the principal amount (“SPPI”) testing. Otherwise, the classification finally depends on the business model. For investments in equity instruments, investments are classified as FVPL in general, except those designated as the equity investment at FVOCI.
Debt instruments
Debt instruments are those instruments that meet the definition of a financial liability from the issuer’s perspective, such as loans, government and corporate bonds, etc. Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories into which the Group classifies its debt instruments:

•
Amortized cost: Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest, and that are not designated at FVPL are measured at amortized cost. Interest income from these financial assets is included in interest income using the effective interest rate method. Any gain or loss arising from derecognition or impairment is recognized directly in profit or loss. Such assets held by the Group mainly include cash at bank, accounts and other receivables and contract assets, financial assets at AC, financial assets purchased under reverse repurchase agreements at AC, loans to customers measured at AC, etc.

•
FVOCI: Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, and that are not designated as FVPL are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest revenue and foreign exchange gains and losses which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss on the instrument’s amortized cost previously recognized in OCI is reclassified from equity to profit or loss. Interest income from these financial assets is included in interest income using the effective interest rate method.

•
FVPL: Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVPL. The gains or losses arising from fair value changes on the debt investments measured at FVPL are recognized in profit or loss.

Equity instruments
The Group subsequently measures all equity investments at fair value. Where the Group’s management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends, representing a return on such investments continue to be recognized in profit or loss when the Group’s right to receive payments is established.

(iii)	Impairment
Expected credit loss refers to the weighted average amount of credit loss of financial instruments based on the probability of default. Credit loss refers to the difference between all contractual cash flows receivable and all cash flows that the entity expects to receive, discounted at the original effective interest rate.
The Group assesses on a forward-looking basis the expected credit losses associated with its debt instruments carried at amortized cost, FVOCI, with the exposure arising from loan commitments and financing guarantee contracts that are not in the scope of ‘Insurance Contracts’. A number of significant judgements are also required in applying the accounting requirements for measuring ECL, such as:

•	Choosing appropriate models and assumptions for the measurement of ECL including exposure at default (EAD), probability of default (PD), loss given default (LGD), etc.;

•	Determining criteria for significant increase in credit risk;

•	Establishing the number and relative weightings of forward-looking scenarios for the associated ECL.
For the financial instruments subject to ECL measurement, the Group assesses the significant increase in credit risk since initial recognition or whether an asset is considered to be credit impaired, ‘Three-stage’ expected credit loss models are established and staging definition are set for each of these financial assets class. Incorporating forward-looking information, expected credit losses for financial assets are recognized into the different stages.
Stage 1: A financial instrument that is not credit-impaired on initial recognition is classified in ‘Stage 1’ and has its credit risk continuously monitored by the Group. The impairment provision is measured at an amount equal to the
12-month
expected credit losses for the financial assets which are not considered to have significantly increased in credit risk since initial recognition.
Stage 2: If a significant increase in credit risk (‘SICR’) since initial recognition is identified, the financial instrument is moved to ‘Stage 2’ but is not yet deemed to be credit-impaired. The impairment provision is measured based on expected credit losses on a lifetime basis.
Stage 3: If the financial instrument is credit-impaired, the financial instrument is then moved to ‘Stage 3’. The impairment provision is measured based on expected credit losses on a lifetime basis.

For the financial Instruments in Stage 1 and Stage 2, the Group calculates the interest income based on its gross carrying amount (i.e. amortized cost) before adjusting for impairment provision using the effective interest method. For the financial instruments in Stage 3, the interest income is calculated based on the carrying amount of the asset, net of the impairment provision, using the effective interest method. Financial assets that are originated or purchased credit impaired are financial assets that are impaired at the time of initial recognition, and the impairment provision for these assets is the expected credit loss for the entire lifetime.
The Group recognizes or reverses the loss allowance through profit or loss. For debt instruments measured at FVOCI, impairment gains or losses are included in the net impairment losses on financial assets and corresponding by reducing the accumulated changes in fair value included in the OCI reserve of equity.
For account receivables, the Group refers to historical experience of credit loss, combined with current situation and forward-looking information, to formulate the lifetime expected credit loss of the financial assets.

(iv)	Derecognition
Financial assets are derecognized if one of the following criteria are met:

•	the contractual rights to receive the cash flows from the financial assets have expired;

•	they have been transferred and the Group transfers substantially all the risks and rewards of ownership;

•	they have been transferred and the Group neither transfers nor retains substantially all the risks and rewards of ownership and the Group has not retained control.
When the equity financial assets measured at FVOCI are derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to retained profits. When the other financial assets are derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss.
Financial assets (and the related impairment allowances) are normally written off, either partially or in full, when there is no realistic prospect of recovery. Where loans to customers and receivables arising from default guarantee payments are secured, the write-off
is generally after receipt of any proceeds from the realization of security. In circumstances where there is no credit enhancement, loans to customers, accounts receivables related to retail credit facilitation business and the related allowance were written off when they are delinquent for 180 days or more.

3.9	Financial liabilities
At initial recognition, the Group classifies a financial liability as at fair value through profit or loss or other financial liabilities. The Group measures a financial liability at its fair value plus, in the case of a financial liability not at fair value through profit or loss, transaction costs that are incremental and directly attributable to the acquisition or issue of the financial liability. Transaction costs of financial liabilities carried at FVPL are expensed in profit or loss.
When all or part of the current obligations of a financial liability have been discharged, the Group derecognizes the portion of the financial liability or obligation that has been discharged. The difference between the carrying amount of the derecognized liability and the consideration is recognized in profit or loss.

(i)	Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss include financial liabilities held for trading and other financial liabilities designated as such at initial recognition. Financial liabilities held for trading are the financial liabilities that:

•	are incurred principally for the purpose of repurchasing it in the near term;

•	on initial recognition are part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent actual pattern of short-term profit-taking; or

•	are derivatives (except for a derivative that is a designated and effective hedging instrument or a financing guarantee contract).
Such financial liabilities held for trading shall subsequently measure at fair value. All the related realized and unrealized gains/(losses) are recognized in profit/(loss) in the current period.
The Group may, at initial recognition, designate a financial liability as measured at fair value through profit or loss when one of the following criteria is met:

•
it eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases; or

•
a group of financial liabilities or financial assets and financial liabilities is managed and its performance is evaluated on a fair value basis, in accordance with a documented risk management or investment strategy, and information about the group is provided internally on that basis to the entity’s key management personnel; or

•	a contract contains one or more embedded derivatives, with the host being not an asset within the scope of IFRS 9, and the embedded derivative(s) do(es) significantly modify the cash flows.

Once designated as at fair value through profit or loss at initial recognition, the financial liabilities shall not be reclassified to other financial liabilities in subsequent periods. Financial liabilities designated at FVPL are subsequently measured at fair value. Any changes in fair value are recognized in profit or loss, except for changes in fair value arising from changes in the Group’s own credit risk which are recognized in the OCI. Changes in fair value due to changes in the Group’s own credit risk are not subsequently reclassified to profit or loss upon derecognition of the liabilities.

3.10	Determination of fair value
The fair value of a financial instrument that is traded in an active market is determined by reference to quoted market bid prices for assets and offer prices for liabilities, at the close of business at the end of the reporting period. If quoted market prices are not available, reference can also be made to broker or dealer price quotations.
For financial instruments where there is no active market, the fair value is determined by using valuation techniques. Such techniques should be appropriate in the circumstances for which sufficient data is available, and the inputs should be consistent with the objective of estimating the price at which an orderly transaction to sell the asset or to transfer the liability would take place between market participants at the measurement date under current market conditions, and maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
Such techniques include using recent prices in arm’s length transactions, reference to the current market value of another instrument which is substantially the same, discounted cash flow analysis and/or option pricing models. For discounted cash flow techniques, estimated future cash flows are based on management’s best estimates and the discount rate used is a market related rate for similar instruments. Certain financial instruments, including derivative financial instruments, are valued using pricing models that consider, among other factors, contractual and market prices, correlation, time value of money, credit risk, yield curve volatility factors and/or prepayment rates of the underlying positions. The use of different pricing models and assumptions could produce materially different estimates of fair values.
Determining whether to classify financial instruments into level 3 of the fair value hierarchy is generally based on the significance of the unobservable factors involved in valuation methodologies.

3.11	Offsetting financial instruments
Financial assets and liabilities are offset and the net amount is reported in the consolidated statements of financial position when there is an unconditional and legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the assets and settle the liabilities simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency or bankruptcy of the company or the counterparty.

3.12	Intangible assets

(i)	Trademarks and licenses
Trademarks and licenses acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is the fair value as of the date of acquisition. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with finite lives are subsequently amortized on the straight-line basis over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at each financial year end.
Trademarks and licenses with indefinite useful lives are tested for impairment annually either individually or at the cash-generating unit level. Such intangible assets are not amortized. The useful life of an intangible asset with an indefinite life is reviewed annually to determine whether the indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is accounted for on a prospective basis.

(ii)	Computer software
Costs associated with maintaining computer software programs are recognized as an expense as incurred. Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Group are recognized as intangible assets when the following criteria are met:

•	is technically feasible to complete the software so that it will be available for use;

•	management intends to complete the software and use or sell it;

•	there is an ability to use or sell the software;

•	it can be demonstrated how the software will generate probable future economic benefits;

•	adequate technical, financial and other resources to complete the development and to use or sell the software are available; and

•	the expenditure attributable to the software during its development can be reliably measured.
Directly attributable costs that are capitalized as part of the software include employee costs and an appropriate portion of relevant overheads.
Research expenditure and development expenditure that do not meet the criteria above are recognized as an expense as incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period. Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use.

(iii)	Amortization methods and periods
The Group amortizes intangible assets with a limited useful life using the straight-line method over the following periods:

Expected useful life
• Trademarks and licenses	6 years
• Computer software	3-10 years

3.13	Goodwill
Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred, the amount recognized for non-controlling
interests and any fair value of the Group’s previously held equity interests in the acquiree over the identifiable net assets acquired and liabilities assumed. If the sum of this consideration and other items is lower than the fair value of the net assets acquired, the difference is, after reassessment, recognized in profit or loss as a gain on bargain purchase.
After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. The Group performs its annual impairment test of goodwill as of year ended. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units, or groups of cash-generating units, that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the Group are assigned to those units or groups of units.
Impairment is determined by assessing the recoverable amount of the cash-generating unit (group of cash-generating units) to which the goodwill relates. Where the recoverable amount of the cash- generating unit (group of cash-generating units) is less than the carrying amount, an impairment loss is recognized. An impairment loss recognized for goodwill is not reversed in subsequent periods.
Where goodwill has been allocated to a cash-generating unit (or group of cash-generating units) and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on the disposal. Goodwill disposed in these circumstances is measured based on the relative value of the disposed operation and the portion of the cash-generating unit retained.

3.14	Property and equipment
The Group’s property and equipment mainly comprise buildings, leasehold improvements, office furniture and equipment, computer and electronic equipment, motor vehicles, and construction in progress.
The assets purchased or constructed are initially measured at acquisition cost.
Subsequent expenditures incurred for the property and equipment are included in the cost of the property and equipment if it is probable that economic benefits associated with the asset will flow to the Group and the subsequent expenditures can be measured reliably. Meanwhile the carrying amount of the replaced part is derecognized. Other subsequent expenditures are recognized in profit or loss in the period in which they are incurred.
Depreciation is calculated on the straight-line method to write down the cost of such assets to their residual values over their estimated useful lives. The residual values and useful lives of assets are reviewed, and adjusted if appropriate, at each financial reporting date.

Land and buildings comprise primarily office premises. The estimated useful lives, depreciation rate and estimated residual value rate of buildings, leasehold improvements, office furniture and equipment, computer and electronic equipment and motor vehicles are as follows:

Category	Expected useful life	Estimated residual value rate	Annual depreciation rate
Buildings	30 years	5%	3%
Office furniture and equipment	3-5 years	0%-5%	19%-33%
Computer and electronic equipment	2-5 years	0%-5%	19%-50%
Motor vehicles	3-5 years	5%-10%	18%-32%
Leasehold improvements	3-5 years	0%	20%-33%
An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.
Construction in progress is measured at its actual costs. The actual costs include various construction expenditures during the construction period and other relevant costs. Construction in progress is not depreciated. Construction in progress is transferred to a property and equipment when it is ready for intended use.

3.15	Impairment of non-financial assets
The Group assesses at each reporting date whether there is an indication that a non-financial
asset other than deferred tax assets may be impaired. If any such indication exists, or when annual impairment testing for a non-financial
asset is required, the Group makes an estimate of the asset’s recoverable amount. A non-financial
asset’s recoverable amount is the higher of the asset’s or cash-generating unit’s fair value less costs to sell and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the recoverable amount is determined for the cash-generating unit to which the asset belongs. Where the carrying amount of a non-financial
asset exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to disposal, an appropriate valuation model is used. These calculations are corroborated by quoted share prices or other available fair value indicators.

For
non-financial
assets other than goodwill (Note 3.13), an assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such an indication exists, the Group makes an estimate of the recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If that is the case, the carrying amount of the asset is increased to its recoverable amount. That increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such a reversal is recognized in the statement of comprehensive income.
Intangible assets with indefinite useful lives are tested for impairment at least annually at each year end if triggering events are not identified, either individually or at the cash-generating unit level, as appropriate.

3.16	Current and deferred income tax
Income tax comprises current and deferred tax. Income tax is recognized in the consolidated income statement or in other comprehensive income if it relates to items that are recognized directly in other comprehensive income.
Current tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities.
Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.
Deferred tax liabilities are recognized for all taxable temporary differences, except:

(a)
when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

(b)
in respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in jointly controlled entities, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry-forward of unused tax credits and any unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry-forward of unused tax credits and unused tax losses can be utilized, except:

(a)
when the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

(b)
in respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in jointly controlled entities, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Conversely, previously unrecognized deferred tax assets are reassessed by the end of each reporting period and are recognized to the extent that it is probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the end of the reporting period.
Deferred tax assets and deferred tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

3.17	Borrowings
Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated statement of comprehensive income over the period of the borrowings using the effective interest method. Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all the facility will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a pre-payment
for liquidity services and amortized over the period of the facility to which it relates.

3.18	Share capital and share premium
Ordinary shares are classified as equity.
Incremental costs directly attributable to the issue of new ordinary shares or options are shown in equity as a deduction, net of tax, from the proceeds.
Ordinary shares have a par value of USD0.00001. Initial capital injection over par value per share are accounted for as share premium.
Where any group company purchases the Company’s equity instruments, for example as the result of a share buy-back
or a share-based payment plan, the consideration paid, including any directly attributable incremental costs (net of income taxes) is deducted from equity attributable to the owners’ of the Company as treasury shares until the shares are cancelled or reissued. Where such ordinary shares are subsequently reissued, any consideration received, net of any directly attributable incremental transaction costs and the related income tax effects, is included in equity attributable to the owners’ of the Company.

3.19	Accounts and other payables
Accounts and other payables mainly include payable due to third parties in relation to personal loans, payable to platform investors, employment benefits payables, interest payables, payable to external suppliers, tax and other statutory liabilities, and deposit payables etc.
Accounts and other payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

3.20	Compound financial instruments
Compound financial instruments contain both a liability and an equity component. The compound financial instruments issued by the Group comprise convertible promissory notes (Note 31), convertible redeemable preferred shares (Note 32) and optionally convertible promissory notes (Note 33).
The liability component, representing the obligation to make fixed payments of compound financial instruments may be converted to ordinary shares at the option of the holders, and the number of shares to be issued is based on an initial fixed conversion price subject to anti-dilutive adjustments. Principal and interest, is classified as liability and initially recognized at the fair value, calculated using the market interest rate of a similar liability that does not have an equity conversion option, and is subsequently measured at amortized cost using the effective interest method. The equity component, representing an embedded option to convert the liability into ordinary shares, is initially recognized in other reserves as the difference between the proceeds received from the compound financial instruments as a whole and the amount of the liability component. Any directly attributable transaction costs are allocated to the liability and equity components in proportion to the allocation of proceeds.
On conversion of the compound financial instruments into shares, the amount transferred to share capital is calculated as the par value of the shares multiplied by the number of shares converted. The difference between the carrying value of the related component of the converted notes and the amount transferred to share capital is recognized in share premium.

3.21	Employee benefits
(a) Pension obligations
The employees of the Group are mainly covered by various defined contribution pension plans. The Group makes and accrues contributions on a monthly basis to the pension plans, which are mainly sponsored by the related government authorities that are responsible for the pension liability to retired employees. Under such plans, the Group has no other significant legal or constructive obligations for retirement benefits beyond the said contributions, which are expensed as incurred.
(b) Housing benefits
The employees of the Group are entitled to participate in various government-sponsored housing funds. The Group contributes on a monthly basis to these funds based on certain percentages of the salaries of the employees. The Group’s liability in respect of these funds is limited to the contributions payable in each period.
(c) Medical benefits
The Group makes monthly contributions for medical benefits to the local authorities in accordance with the relevant local regulations for the employees. The Group’s liability in respect of employee medical benefits is limited to the contributions payable in each period.

3.22	Share-based payment
The Group operates certain equity-settled, share incentive plans including share options and performance share units (PSUs), under which the Group receives services from employees as consideration for equity instruments.
The total amount to be expensed is determined by reference to the fair value of the shares granted, which includes the impact of market performance conditions (for example, an entity’s share price) but excludes the impact of any service and non-market
performance vesting conditions (for example, profitability, sales growth targets and remaining as an employee of the entity over a specified time period) and includes the impact of any non-vesting
conditions (for example, the requirement for employees to save or holding shares for a specified period of time). The Group also estimates the number of total shares expected to vest taking into consideration of service and non-market
performance conditions.
Total expense based on fair value of the shares granted and number of shares expected to vest is recognized over the vesting period.
At the end of each reporting period, the Group revises its estimates of the number of awarded shares that are expected to vest based on the non-market
performance and service conditions. It recognizes the impact of the revision to original estimates, if any, in the statement of profit or loss, with a corresponding adjustment to equity.
The Group uses the shares reserved and managed by Tun Kung Company Limited to settle with the awardees under the share-based compensation plan upon vesting.

3.23	Revenue recognition
Revenue represents the amount of consideration the Group is entitled to upon the transfer of promised goods or services in the ordinary course of the Group’s activities and is recorded net of value-added tax (“VAT”). Revenues are recognized when or as control of the asset or service is transferred to the customer. Depending on the terms of the contract, control of the goods and services may be transferred over time or at a point in time. Services is provided over time if the Group’s performance:

•	provides all of the benefit received and consumed simultaneously by the customer;

•	creates and enhances an asset that the customer controls as the Group performs; and

•	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.
If control of the goods and services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.
The progress towards complete satisfaction of the performance obligation is measured based on one of the following methods that best depict the Group’s performance in satisfying the performance obligation:

•	direct measurements of the value transferred by the Group to the customer; or

•	the Group’s efforts or inputs to the satisfaction of the performance obligation.

When either party to a contract has performed, the Group presents the contract in the statement of financial position as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.
A contract asset is the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer. If the value related to the services rendered by the Group exceed the payment, a contract asset is recognized. Judgement is required in determining whether a right to consideration is unconditional and thus qualifies as a receivable.
A receivable is recorded when the Group has an unconditional right to consideration on the date the payment is due even if it has not yet performed under the contract.
A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer, which is recognized as revenue upon transfer of control to the customers.
The specific accounting policies for the Group’s main types of revenue are as below:

3.23.1	Retail credit facilitation service fees
The Group engages primarily in operating a platform in facilitating borrowers and institutional funding partners or individual investors. For the loans that the Group determines that it is not the legal lender in the loan origination and repayment process or does not need to consolidate, the Group does not record loans to customers and payables arising from such transactions.
The Group determines that both borrower and institutional funding partners or individual investors are its customers. In accordance with a series of contracts entered into among the borrowers, institutional funding partners or individual investors and the Group, the Group provides loan facilitation and post origination services to its customers. The loan facilitation services primarily include credit assessment and financing advisory service. The post origination services primarily include repayment processing and loan collection service. The Group determines loan facilitation and post origination as two performance obligations. Account management service provided to credit enhancement partners is considered a separate service outside of these two performance obligations.
The Group generally collects guarantee fee and one combined service fee covering both loan facilitation and post origination services from the borrowers on monthly instalment. The total consideration including service fees and guarantee fee are firstly allocated to the guarantee liability at its fair value upon inception of the loan contracts and the residual consideration are then allocated to loan facilitation and post origination services based on their estimated standalone selling price. When estimating total consideration, the Group considers early termination scenarios as the Group can not receive the full contractual service fee amount under early termination, given the service fee is collected on a monthly basis prior to loan termination.
The Group does not have observable standalone selling price for the loan facilitation services or post origination services because it does not provide loan facilitation services or post origination services on a standalone basis in similar circumstances to similar customers. There is no direct observable standalone selling price for similar services in the market that is reasonably available to the Group.

As a result, the estimation of standalone selling price involves significant judgment. The Group uses an expected cost plus margin approach to estimate the standalone selling prices of loan facilitation services and post origination services as the basis of revenue allocation. When estimating the selling prices, the Group considers the cost related to such services and profit margin.
The transaction price allocated to loan facilitation is recognized as revenue upon execution of loan agreements between investors and borrowers; the consideration allocated to post-facilitation services is recognized over the period of the loan on a systematic basis, which approximates the pattern of when the post origination services are performed.
As the loans facilitated by the Group are generally over 12 months, any incremental costs (i.e. fees paid to direct sales, channel partners and others) of obtaining such contracts are capitalized and amortized on a systematic basis consistent with the pattern of the transfer of the services provided to its customers during the term of underlying loans. The Group assesses the recoverability of the capitalized incremental costs of obtaining a contract in accordance with IFRS 15 at each balance sheet date. Any costs that are not expected to be recoverable are expensed as incurred.

3.23.2	Wealth management transaction and service fees
The Group offers a full suite of wealth management products from third-party institutional investment product providers to the investors on its wealth management platform. Such products include asset management plans, bank products, mutual funds, private investment funds, trust plans and others (collectively “current products”). Wealth management service fees consist primarily of fee collected from product providers for facilitation of wealth management products offered on its wealth management platform. The Group generally receives a service fee based on a certain percentage of the volume of wealth management products facilitated by the Group. Such fee is recognized upon successful facilitation, which is the only performance obligation agreed in the contract.
For certain products, the Group receives a recurring service fee as a percentage of the outstanding balance of underlying wealth management products held by the investors until such investments are disposed by investors. Such service fee is determined to be variable consideration that does not meet the “probable of not reversing” threshold. As such, the Group recognizes revenue related to such wealth management products based on its best estimate and true up adjustments are made based on amounts confirmed by the product providers.

The Group historically offered a variety of products and related services that the Group no longer offers (“Legacy Products”), primarily due to shift in strategy and regulatory requirements. Legacy Products are primarily composed of certain types of structured alternative products originated from financial institutions (“B2C products”) and peer-to-peer
products. The Group ceased to offer B2C products in the second half of 2017 and peer-to-peer
products in August 2019. Fees from B2C products consist primarily of service fees for distribution of these products which were recognized upon successful sales of B2C products. Fees from peer-to-peer
products primarily consist of value-added services fees, including secondary market service fees and services fees related to automated investment tools. Transaction fees collected from peer-to-peer
business was included in the total consideration, which was allocated to loan facilitation and post origination services within the retail credit facilitation business.
The Group historically offered automated investment tools to individual investors to enable them to reinvest their monthly proceeds in other peer-to-peer
products. The Group charged the surplus gain i.e., the actual rate of return exceeds the stated expected rate of return of such reinvestment, as a service fee. Such service fee is a separate fee charged to investors in a separate contract and therefore is allocated specifically to the reinvestment management performance obligation. The Group determines whether “probable of not reserving” threshold is met or not for surplus gain. The Group estimates the surplus gain continuously during the duration of the reinvestment service to monitor the expected outcome and revenue is recognized over the term of the reinvestment service as the investor simultaneously receives and consumes the benefits provided by the Group’s performance throughout the term of the reinvestment period.

3.23.3	Interest income
Interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset except for financial assets that subsequently become credit-impaired. For credit-impaired financial assets the effective interest rate is applied to the net carrying amount of the financial asset (after deduction of the loss allowance).

3.24	Leases
The Group leases various properties. Rental contracts are typically made for fixed periods of 1 to 6 years but may have extension options. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The agreements do not impose any covenants, but leased assets may not be used as security for borrowing purposes.
Leases are recognized as a
right-of-use
asset and corresponding liability at the date at which the leased asset is available for use by the Group. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use
asset is depreciated over the lease term on a straight-line basis.
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•	fixed payments (including in-substance fixed payments), less any lease incentives receivable,

•	variable lease payments that are based on an index or a rate,

•	amounts expected to be payable by the lessee under residual value guarantees,

•	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and

•	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.
The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the Group’s incremental borrowing rate.
Right-of-use
assets are measured at cost comprising the following:

•	the amount of the initial measured of lease liability,

•	any lease payments made at or before the commencement date less any lease incentives received,

•	any initial direct costs, and

•	restoration costs.
Payments associated with short-term leases and leases of
low-value
assets are recognized on a straight- line basis as an expense in profit or loss.

3.25	Provisions
Provisions are recognized when the Group has a present obligation as a result of a past event, and it is probable that the Group will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation.
Provisions are measured at the best estimate of most likely consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows.

3.26	Government grants
Grants from the government are recognized at their fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions.
Government grants relating to costs are deferred and recognized in the consolidated statement of comprehensive income over the period necessary to match them with the costs that they are intended to compensate.